Harbor AlphaEdge Large Cap Value ETF
Harbor Multi-Asset Explorer ETF
Harbor AlphaEdge Small Cap Earners ETF
Supplement dated August 17, 2026 to the Prospectus and Statement of Additional Information, dated March 1, 2026

Harbor ETF Trust’s Board of Trustees has approved a name change for Harbor AlphaEdge Small Cap Earners ETF and Harbor Multi-Asset Explorer ETF. Effective August 31, 2026, Harbor AlphaEdge Small Cap Earners ETF is renamed “Harbor Small Cap Earners ETF” and Harbor Multi-Asset Explorer ETF is renamed “Harbor Multi-Asset Total Return ETF.” References to Harbor AlphaEdge Small Cap Earners ETF and Harbor Multi-Asset Explorer ETF in the Prospectus and Statement of Additional Information are replaced with Harbor Small Cap Earners ETF and Harbor Multi-Asset Total Return ETF, respectively, effective August 31, 2026.
With the name change of the Harbor AlphaEdge Small Cap Earners ETF, effective August 31, 2026 the index the Harbor AlphaEdge Small Cap Earners ETF tracks, the Harbor AlphaEdge Small Cap Earners Index, is renamed “Harbor Small Cap Earners Index.” Reference to the Harbor AlphaEdge Small Cap Earners Index in the Prospectus and Statement of Additional Information is replaced with Harbor Small Cap Earners Index, effective August 31, 2026.
Effective August 31, 2026, the ticker symbol of Harbor Multi-Asset Explorer ETF is changed from MAPP to “MATR” and the ticker symbol of Harbor AlphaEdge Large Cap Value ETF is changed from VLLU to “AELV.” Effective August 31, 2026, all references to MAPP and VLLU in the Prospectus and Statement of Additional Information are replaced with MATR and AELV, respectively.
Investors Should Retain This Supplement For Future Reference
S0826.P.SAI.ETF